Financial Instruments - Schedule of Carrying Amounts of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
FVTPL [Member]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables, net	[1]
Amounts owed by related parties, net	[1]
Cash and cash equivalents	[1]	30,317	17,514
Other financial assets	[1]
Total financial assets not measured at fair value	[1]	30,317	17,514
Warrant liabilities	[1]	967	3,039
Shares held in escrow	[1]	16,231	28,877
Derivative financial liabilities	[1]
Total financial liabilities measured at fair value	[1]	17,198	31,916
Borrowings	[1]
Secured convertible note	[1]
Trade and other payables	[1]
Amounts owed to related parties	[1]
Total financial liabilities not measured at fair value	[1]
FVOCI [Member]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables, net	[2]
Amounts owed by related parties, net	[2]
Cash and cash equivalents	[2]
Other financial assets	[2]
Total financial assets not measured at fair value	[2]
Warrant liabilities	[2]
Shares held in escrow	[2]
Derivative financial liabilities	[2]		1,792
Total financial liabilities measured at fair value	[2]		1,792
Borrowings	[2]
Secured convertible note	[2]
Trade and other payables	[2]
Amounts owed to related parties	[2]
Total financial liabilities not measured at fair value	[2]
Amortized Cost [Member]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables, net	[3]	78,318	124,854
Amounts owed by related parties, net	[3]	3,107	3,908
Cash and cash equivalents	[3]
Other financial assets	[3]	184	8,496
Total financial assets not measured at fair value	[3]	81,609	137,258
Warrant liabilities	[3]
Shares held in escrow	[3]
Derivative financial liabilities	[3]
Total financial liabilities measured at fair value	[3]
Borrowings	[3]	267,966	299,503
Secured convertible note	[3]	38,747
Trade and other payables	[3]	106,991	93,063
Amounts owed to related parties	[3]	7,155	21,233
Total financial liabilities not measured at fair value	[3]	$ 420,859	$ 413,799

[1]	The fair value is comprised of $840 level 1 and $16,231 level 3 as of December 31,2024 (2023: $2,600 and $28,877, respectively).
[2]	The fair value of the exhibited figures as of December 31, 2023 are Level 2.
[3]	The amortized cost approximates fair value as of December 31,2024 and December 31, 2023, respectively.